Supplement to the
Fidelity® Retirement Government Money Market Portfolio
October 30, 2008
Prospectus

On April 13, 2009, the Board of Trustees of the Fund determined not to extend participation by the Fund in the U.S. Department of the Treasury's Temporary Program for the Money Market Funds through September 18, 2009 (the "Program"). Accordingly, the Fund will not participate in the Program after the current term, which expires on April 30, 2009.

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 4.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying Shares" section beginning on page 9.

Minimums
To Open an Account	$100,000
For certain Fidelity retirement accountsA	$500
Minimum Balance	$100,000
For certain Fidelity retirement accountsA	$500

A Fidelity Rollover IRA and Keogh accounts.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying Shares" section beginning on page 9.

There is no minimum account balance or initial purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces the similar information found in the "Selling Shares" section beginning on page 11.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

RGM-09-02 July 30, 2009 1.478079.114

Supplement to the
Fidelity® Retirement Money Market Portfolio
October 30, 2008
Prospectus

On April 13, 2009, the Board of Trustees of Fidelity Money Market Trust Retirement Money Market Portfolio (the "Fund") approved extending the participation by the Fund in the U.S. Department of the Treasury's Temporary Program for Money Market Funds through September 18, 2009 (the "Program"). If the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The amount of any payment will be based on the difference between the per share amount realized upon liquidation of the Fund and $1.00 per share. Participation by the Fund in the Program does not reflect a decision by the Fund to liquidate. Each shareholder of record's coverage is limited to the value of shares held as of record on September 19, 2008.

The Program extension requires each participating fund to pay the U.S. Department of Treasury a fee equal to 0.015% (1.5 basis points) based on the number of shares outstanding as of September 19, 2008. This expense will be borne by each fund without regard to any expense limitation currently in effect for a fund. This payment is in addition to the fees paid by each participating fund at the start of the Program in October 2008 and at the first extension of the Program in December 2008, which totaled 2.5 basis points based on the number of shares outstanding as of September 19, 2008.

Call Fidelity with any questions regarding the Fund's participation in the Program. More information about the Program is available on the U.S. Department of Treasury's website at www.ustreas.gov.

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 4.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying Shares" section beginning on page 10.

Minimums
To Open an Account	$100,000
For certain Fidelity retirement accountsA	$500
Minimum Balance	$100,000
For certain Fidelity retirement accountsA	$500

A Fidelity Rollover IRA and Keogh accounts.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying Shares" section beginning on page 10.

There is no minimum account balance or initial purchase minimum for certain Fidelity retirement accounts funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts. In addition, the fund may waive or lower purchase minimums in other circumstances.

The following information replaces the similar information found in the "Selling Shares" section beginning on page 12.

A signature guarantee is designed to protect you and Fidelity from fraud. Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

RMM-09-02 July 30, 2009 1.478064.114